Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 251,294,952	$ 239,872,316
Restricted cash, current		29,039	171,156
Short-term investments		5,835,377	35,443,246
Accounts receivable, net		3,334,727	9,872,746
Advances to suppliers		1,178,168	1,057,096
Inventories, net		440,064	7,137,538
Prepayments		281,611	283,776
Other current assets, net		6,711,422	4,994,271
Total current assets		269,105,360	298,832,145
Non-current assets:
Property, plant and equipment, net		36,549,278	33,329,610
Intangible assets, net		6,890,738	22,512,208
Operating lease right-of-use assets		5,343,608	2,132,247
Operating lease right-of-use assets - related parties		519,140	1,136,775
Restricted cash, non-current		903,125	883,130
Goodwill		2,299,628
VAT recoverable		21,132,898	26,332,231
Other assets		1,421,309	705,825
Total non-current assets		75,059,724	87,032,026
Total assets		344,165,084	385,864,171
Current liabilities:
Accounts payable		1,456,577	3,387,836
Accrued liabilities and other payables		11,519,091	8,975,988
Operating lease liabilities, current		1,217,604	851,936
Operating lease liabilities - related parties, current		283,567	595,424
Advances from customers		1,010,852	894,174
Total current liabilities		15,487,691	14,705,358
Non-current liabilities:
Operating lease liabilities – related party, non-current			288,563
Deferred tax liabilities		1,133,539	178,582
Operating lease liabilities, non-current		5,755,973	1,712,303
Total non-current liabilities		6,889,512	2,179,448
Total liabilities		22,377,203	16,884,806
Class A ordinary share, HKD0.03 par value, 11,112,474 shares authorized, 4,700,852 and 4,640,318 shares issued and outstanding as of December 31, 2022 and 2021, respectively(1)	[1]	18,080	17,848
Class B ordinary share, HKD0.03 par value, 1,554,192 shares authorized, issued and outstanding as of December 31, 2022 and 2021, respectively(1)	[1]	5,978	5,978
Additional paid-in capital		397,620,927	393,717,189
Statutory reserves		11,079,649	11,079,649
Accumulated deficit		(78,068,522)	(34,180,280)
Accumulated other comprehensive loss		(11,724,531)	(6,897,005)
Total Ebang International Holdings Inc. shareholders’ equity		318,931,581	363,743,379
Non-controlling interest		2,856,300	5,235,986
Total equity		321,787,881	368,979,365
Total liabilities and equity		$ 344,165,084	$ 385,864,171

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.